CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 840.3	$ 796.9		$ 815.6
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period, net of tax	49.1	(93.4)		(38.5)
Losses (gains) reclassified into earnings, net of tax	5.2		[1]	(1.7)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	54.3	(93.4)		(40.2)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized losses arising during the period, net of tax	(12.0)	(25.4)		(0.1)
Losses (gains) reclassified into earnings, net of tax	16.4	21.5		(1.0)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	4.4	(3.9)		(1.1)
Other comprehensive income (loss), net of tax	58.7	(97.3)		(41.3)
Comprehensive income	$ 899.0	$ 699.6		$ 774.3

[1]	Represents an amount lower than 0.1